Valuation and Qualifying Accounts (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	¥ 19,139		¥ 19,680		¥ 16,422
Charged to expenses	17,224		13,745		13,990
Deductions	(11,283)	[1]	(14,286)	[1]	(10,732)	[1]
Balance at end of year	25,080		19,139		19,680
Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	2,338		1,257		451
Charged to expenses	8,372		1,090		806
Deductions	(30)		(9)		0
Balance at end of year	¥ 10,680		¥ 2,338		¥ 1,257

[1]	Amounts written off.